RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.(“Xiaomi Communication”)	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. (“Xiaomi Technology”)	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd (“Xiaomi Information”)	Controlled by one of the Company’s shareholders
Youpin Information Technology Co. Ltd. (“Youpin Information”, together with Xiaomi Communication, Xiaomi Technology, Xiaomi Information as “Xiaomi”)	Controlled by one of the Company’s shareholders
Hefei Huaheng Electronic Technology Co. Ltd. (“Hefei Huaheng”)	Controlled by one of the Company’s shareholders
Hangzhou Yunyou Technology Co. Ltd.(“Hanzhou Yunyou”)	Significant influence by one of the Company’s shareholders
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)	Significant influence by the Group
Gongqingcheng Yunding Ruiheng Investment Partnership (Limited Partnership). (“Gongqingcheng Yunding”)	Controlled by the founder of a company that the Group can exercise significant influence
Hefei Yizhi Electronic Technology Co., Ltd (“Hefei Yizhi”)	Controlled by one of the Company's shareholders

21. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(1)Balances:

	As of December 31,
	2019	2020
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	1,401,015	830,871
Yunding (b)	—	2,064
Gongqingcheng Yunding (c)	—	22,500
Youpin Information (a)	9,845	2,278
Xiaomi Information (a)	7,669	—
Others	2,641	2,500
Total	1,421,170	860,213

	As of December 31,
	2019	2020
	RMB	RMB
Amount due to related parties, current:
Xiaomi Technology(d)	(14,186)	(10,293)
Others	(583)	(892)
Total	(14,769)	(11,185)

21. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(2)Transactions:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	2,798,824	4,271,135	4,447,957
Xiaomi Information	17,859	9,870	—
Others	312	—	1,800
Total	2,816,995	4,281,005	4,449,757

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Others:
Loan provided to related parties (e)	5,143	—	—
Investments disposed to a related party (f)	3,061	—	—
Purchase from related parties (g)	—	12,183	12,000
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB80,675.
(b)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products.
(c)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which 20,000 has been received in January 2021.
(d)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(e)	In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640, which represented the principal plus accrued interest to date.
(f)	The Group disposed five long-term investments and one long-term investment to Huaying Fund in 2018 and recorded RMB31 gain during the years ended December 31, 2018.
(g)	During 2019, Purchase from related parties mainly included the intangible assets purchased from Hefei Huaheng which amounted to RMB11,321. During 2020, the Group made a prepayment of RMB12,000 to purchase a building owned by Hefei Yizhi.